Acquisition of Subsidiaries: Schedule of Business Acquisition, Intelligent Power (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Business Acquisition, Intelligent Power

Purchase Price	Shares	Price	Total
Intelligent Power, Inc.	1,383,400	$2.88	$3,984,192
Assets at Fair Value
Cash			$911
Prepaid expenses			2,000
Property and equipment			3,464
Patent costs			48,442
Technology			4,147,832
Total Assets			$4,202,649
Liabilities Assumed at Fair Value
Accounts payable			$14,600
Accrued liabilities			203,857
Total Liabilities			$218,457

Equity			3,984,192
Total Liabilities and Equity			$4,202,649